Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
March 31, 2023
NMI-NPRT1-0523
1.799864.119
Nonconvertible Bonds - 31.9%
	Principal Amount (a)	Value ($)
Argentina - 0.5%
YPF SA:
8.5% 3/23/25 (b)	8,799,500	8,152,187
8.75% 4/4/24 (b)	14,063,700	13,483,572
TOTAL ARGENTINA		21,635,759
Azerbaijan - 1.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	36,439,000	36,958,256
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	11,845,000	12,096,706
TOTAL AZERBAIJAN		49,054,962
Bahrain - 1.6%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	28,868,000	29,445,360
7.625% 11/7/24 (b)	35,150,000	35,677,250
TOTAL BAHRAIN		65,122,610
Bailiwick of Jersey - 0.4%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	9,398,825	8,094,738
2.625% 3/31/36 (b)	10,620,000	8,708,400
TOTAL BAILIWICK OF JERSEY		16,803,138
Bermuda - 0.5%
GeoPark Ltd. 5.5% 1/17/27 (b)	1,745,000	1,439,625
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	6,260,000	5,758,418
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	11,930,000	10,317,959
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	7,000,000	5,232,500
TOTAL BERMUDA		22,748,502
Brazil - 0.1%
Natura Cosmeticos SA 4.125% 5/3/28 (b)	8,010,000	6,493,106
British Virgin Islands - 0.3%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	12,435,000	11,088,911
Canada - 0.2%
Gcm Mining Corp. 6.875% 8/9/26 (b)	6,230,000	5,089,941
MEGlobal Canada, Inc. 5% 5/18/25 (b)	3,000,000	2,963,063
TOTAL CANADA		8,053,004
Cayman Islands - 2.2%
Baidu, Inc. 2.375% 10/9/30	7,240,000	6,029,689
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	4,770,000	4,436,100
3.875% 7/18/29 (Reg. S)	11,147,000	10,501,171
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	10,930,000	10,730,528
IHS Holding Ltd. 5.625% 11/29/26 (b)	5,980,000	5,003,765
Lamar Funding Ltd. 3.958% 5/7/25 (b)	6,200,000	5,883,413
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	4,280,000	4,019,990
Meituan:
2.125% 10/28/25 (b)	13,535,000	12,347,710
3.05% 10/28/30 (b)	10,295,000	8,240,118
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	8,460,000	7,824,443
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	14,175,000	12,954,533
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	5,438,950	4,745,484
TOTAL CAYMAN ISLANDS		92,716,944
Chile - 1.0%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)	7,740,000	6,921,495
3.15% 1/15/51 (b)	8,130,000	5,705,228
3.7% 1/30/50 (b)	14,035,000	10,484,145
5.125% 2/2/33 (b)	5,740,000	5,766,189
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	4,050,000	2,492,775
5.125% 1/15/28 (b)	16,142,000	9,864,780
TOTAL CHILE		41,234,612
Colombia - 0.5%
Ecopetrol SA 8.875% 1/13/33	11,680,000	11,782,200
Oleoducto Central SA 4% 7/14/27 (b)	8,725,000	7,502,409
TOTAL COLOMBIA		19,284,609
Georgia - 0.1%
JSC Georgian Railway 4% 6/17/28 (b)	6,755,000	5,758,638
Guatemala - 0.2%
CT Trust 5.125% 2/3/32 (b)	8,720,000	7,262,016
Hong Kong - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	5,500,000	4,609,000
Indonesia - 1.0%
PT Adaro Indonesia 4.25% 10/31/24 (b)	12,520,000	11,900,260
PT Freeport Indonesia:
4.763% 4/14/27 (b)	4,870,000	4,740,032
5.315% 4/14/32 (b)	8,260,000	7,773,412
6.2% 4/14/52 (b)	5,635,000	5,085,531
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (b)	13,335,000	13,087,469
TOTAL INDONESIA		42,586,704
Ireland - 0.3%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	5,000,000	4,475,000
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	9,500,000	8,002,514
TOTAL IRELAND		12,477,514
Israel - 0.8%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	15,080,000	13,949,000
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)	16,920,000	16,475,850
6.5% 6/30/27 (Reg. S) (b)	2,365,000	2,264,488
TOTAL ISRAEL		32,689,338
Kazakhstan - 0.3%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	10,395,000	7,770,263
5.75% 4/19/47 (b)	5,240,000	4,074,100
TOTAL KAZAKHSTAN		11,844,363
Luxembourg - 1.3%
Adecoagro SA 6% 9/21/27 (b)	6,168,000	5,697,998
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	17,815,000	15,209,556
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	6,165,000	6,326,831
6.51% 2/23/42 (b)	6,145,000	6,457,243
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	12,957,434	10,074,405
Millicom International Cellular SA 4.5% 4/27/31 (b)	7,595,000	6,047,519
VM Holding SA 6.5% 1/18/28 (b)	4,920,000	4,782,548
TOTAL LUXEMBOURG		54,596,100
Malaysia - 1.0%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	15,305,000	11,845,113
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	3,770,000	3,647,004
3.75% 4/6/27 (b)	12,315,000	11,593,803
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	9,610,000	7,017,102
3.5% 4/21/30 (b)	8,990,000	8,449,971
TOTAL MALAYSIA		42,552,993
Mauritius - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)	5,500,000	4,954,469
CA Magnum Holdings 5.375% (b)(c)	8,295,000	7,320,338
HTA Group Ltd. 7% 12/18/25 (b)	5,270,000	5,003,206
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)	4,995,000	4,864,818
TOTAL MAURITIUS		22,142,831
Mexico - 4.6%
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)	5,805,000	5,434,931
Comision Federal de Electricid:
3.348% 2/9/31 (b)	2,970,000	2,338,504
4.688% 5/15/29 (b)	12,425,000	11,048,931
Petroleos Mexicanos:
6.5% 3/13/27	9,810,000	8,864,316
6.5% 6/2/41	11,163,000	7,484,792
6.625% 6/15/35	65,174,000	47,290,254
6.7% 2/16/32	18,989,000	15,054,479
6.875% 10/16/25	11,570,000	11,409,466
6.875% 8/4/26	2,780,000	2,626,822
6.95% 1/28/60	35,910,000	23,031,776
7.69% 1/23/50	65,975,000	46,222,085
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (d)	27,098,000	11,587,381
TOTAL MEXICO		192,393,737
Morocco - 0.4%
OCP SA:
3.75% 6/23/31 (b)	14,540,000	11,959,150
5.125% 6/23/51 (b)	4,000,000	2,895,600
TOTAL MOROCCO		14,854,750
Multi-National - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	6,960,000	6,752,505
Netherlands - 1.2%
Braskem Netherlands BV 7.25% 2/13/33 (b)	4,645,000	4,449,910
Embraer Netherlands Finance BV 5.05% 6/15/25	5,500,000	5,310,938
Equate Petrochemical BV 4.25% 11/3/26 (b)	5,000,000	4,849,375
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)	9,429,000	6,930,315
14% 6/30/26 pay-in-kind (b)(e)	13,015,549	5,206,220
Prosus NV:
3.061% 7/13/31 (b)	6,215,000	4,868,287
3.832% 2/8/51 (b)	7,355,000	4,633,650
4.193% 1/19/32 (b)	14,100,000	11,899,519
VimpelCom Holdings BV 7.25% 12/26/23 (b)	2,410,000	2,325,650
TOTAL NETHERLANDS		50,473,864
Nigeria - 0.1%
Access Bank PLC 6.125% 9/21/26 (b)	5,825,000	4,622,866
Panama - 0.5%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	11,735,000	9,327,858
5.125% 8/11/61 (b)	5,020,000	3,867,910
Cable Onda SA 4.5% 1/30/30 (b)	11,160,000	9,140,040
TOTAL PANAMA		22,335,808
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	4,950,000	4,509,450
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)	4,435,000	2,417,075
Qatar - 1.5%
Qatar Petroleum:
1.375% 9/12/26 (b)	12,840,000	11,588,100
2.25% 7/12/31 (b)	26,625,000	22,544,719
3.3% 7/12/51 (b)	36,535,000	27,077,002
TOTAL QATAR		61,209,821
Saudi Arabia - 2.3%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	16,675,000	15,422,291
3.5% 4/16/29 (b)	62,226,000	58,076,304
4.25% 4/16/39 (b)	14,375,000	12,883,594
4.375% 4/16/49 (b)	11,864,000	10,158,550
TOTAL SAUDI ARABIA		96,540,739
Singapore - 0.3%
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	15,125,000	13,303,383
South Africa - 1.3%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	13,265,000	12,522,989
6.75% 8/6/23 (b)	10,218,000	10,098,577
7.125% 2/11/25 (b)	22,975,000	22,462,370
8.45% 8/10/28 (b)	8,165,000	7,920,050
TOTAL SOUTH AFRICA		53,003,986
Spain - 0.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	10,455,000	6,356,823
United Arab Emirates - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	4,435,000	3,792,757
4.875% 4/23/30 (b)	1,990,000	2,022,089
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	5,705,000	5,134,500
3.375% 3/28/32 (Reg. S)	2,140,000	1,929,076
5.5% 4/28/33 (b)	5,925,000	6,287,166
TOTAL UNITED ARAB EMIRATES		19,165,588
United Kingdom - 1.4%
Antofagasta PLC:
2.375% 10/14/30 (b)	15,695,000	12,495,182
5.625% 5/13/32 (b)	5,445,000	5,322,488
Endeavour Mining PLC 5% 10/14/26 (b)	6,000,000	4,980,000
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	9,060,000	6,070,200
MARB BondCo PLC 3.95% 1/29/31 (b)	2,935,000	2,222,822
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (d)	12,720,000	3,456,660
7.625% 11/8/26 (b)	7,055,000	1,407,913
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	6,255,000	5,634,582
Tullow Oil PLC 10.25% 5/15/26 (b)	23,935,000	18,370,113
TOTAL UNITED KINGDOM		59,959,960
United States of America - 2.3%
Azul Investments LLP:
5.875% 10/26/24 (b)	22,223,000	17,639,506
7.25% 6/15/26 (b)	6,345,000	4,180,958
DAE Funding LLC 1.55% 8/1/24 (b)	6,275,000	5,890,656
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	38,909,000	33,359,604
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	4,930,000	4,543,981
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	16,375,000	14,801,977
5.875% 3/27/24	7,025,000	6,940,700
Stillwater Mining Co.:
4% 11/16/26 (b)	5,790,000	5,167,575
4.5% 11/16/29 (b)	2,530,000	2,074,284
TOTAL UNITED STATES OF AMERICA		94,599,241
Uzbekistan - 0.1%
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	4,640,000	3,663,570
Venezuela - 0.8%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)	152,515,000	6,100,600
5.5% 4/12/37 (d)	184,250,000	6,909,375
6% 5/16/24 (b)(d)	105,540,000	4,538,220
6% 11/15/26 (Reg. S) (d)	89,700,000	3,588,000
8.5% 12/31/99 (Reg. S) (d)	20,540,000	5,135,000
9% 12/31/49 (Reg. S) (d)	48,700,000	2,313,250
9.75% 5/17/35 (b)(d)	71,700,000	3,226,500
12.75% 12/31/49 (b)(d)	53,000,000	2,517,500
TOTAL VENEZUELA		34,328,445
TOTAL NONCONVERTIBLE BONDS (Cost $1,807,294,301)		1,331,247,265

Government Obligations - 63.3%
		Principal Amount (a)	Value ($)
Angola - 1.8%
Angola Republic:
8% 11/26/29 (b)		17,800,000	15,308,000
8.25% 5/9/28 (b)		18,775,000	16,686,281
8.75% 4/14/32 (b)		9,205,000	7,766,719
9.125% 11/26/49 (b)		7,695,000	5,963,625
9.375% 5/8/48 (b)		13,330,000	10,464,050
9.5% 11/12/25 (b)		18,525,000	18,316,594
TOTAL ANGOLA			74,505,269
Argentina - 1.8%
Argentine Republic:
0.5% 7/9/30 (f)		78,813,473	22,658,873
1% 7/9/29		30,551,997	8,417,075
1.5% 7/9/35 (f)		65,085,665	16,759,559
3.875% 1/9/38 (f)		53,139,088	16,416,657
Buenos Aires Province 5.25% 9/1/37 (b)(f)		13,320,000	4,628,700
Provincia de Cordoba 6.875% 12/10/25 (b)		5,865,241	4,970,792
TOTAL ARGENTINA			73,851,656
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		6,510,000	4,987,474
Azerbaijan - 0.2%
Azerbaijan Republic 3.5% 9/1/32 (b)		8,235,000	6,949,825
Bahrain - 0.3%
Bahrain Kingdom 5.625% 5/18/34 (b)		11,770,000	10,269,325
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		11,985,000	11,080,882
Benin - 0.2%
Republic of Benin 4.875% 1/19/32 (b)	EUR	11,755,000	9,603,452
Bermuda - 0.5%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	4,517,264
3.375% 8/20/50 (b)		5,015,000	3,563,158
3.717% 1/25/27 (b)		7,900,000	7,575,606
5% 7/15/32 (b)		3,830,000	3,831,915
TOTAL BERMUDA			19,487,943
Brazil - 1.8%
Brazilian Federative Republic:
3.875% 6/12/30		9,340,000	8,340,620
5% 1/27/45		14,450,000	11,341,444
5.625% 1/7/41		9,434,000	8,344,963
5.625% 2/21/47		8,822,000	7,414,891
7.125% 1/20/37		8,510,000	9,264,199
8.25% 1/20/34		11,336,000	13,056,238
12.25% 3/6/30		13,881,000	18,974,595
TOTAL BRAZIL			76,736,950
Cameroon - 0.3%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	14,070,000	10,903,448
Chile - 1.4%
Chilean Republic:
2.45% 1/31/31		31,325,000	27,004,108
2.75% 1/31/27		6,865,000	6,458,678
3.1% 1/22/61		13,900,000	9,050,638
3.5% 1/31/34		7,100,000	6,318,113
4% 1/31/52		3,960,000	3,205,868
4.34% 3/7/42		5,555,000	4,891,178
TOTAL CHILE			56,928,583
Colombia - 3.0%
Colombian Republic:
3% 1/30/30		45,595,000	35,700,885
3.125% 4/15/31		19,000,000	14,497,000
3.875% 2/15/61		6,730,000	3,885,734
4.125% 5/15/51		6,805,000	4,205,490
5% 6/15/45		34,965,000	24,482,056
5.2% 5/15/49		16,120,000	11,256,798
6.125% 1/18/41		6,410,000	5,253,396
7.375% 9/18/37		3,680,000	3,535,790
7.5% 2/2/34		4,055,000	3,979,983
8% 4/20/33		16,815,000	17,243,783
TOTAL COLOMBIA			124,040,915
Costa Rica - 0.9%
Costa Rican Republic:
5.625% 4/30/43 (b)		17,578,000	15,230,238
6.125% 2/19/31 (b)		7,000,000	6,937,875
6.55% 4/3/34 (b)		9,800,000	9,830,625
7% 4/4/44 (b)		4,575,000	4,462,913
TOTAL COSTA RICA			36,461,651
Dominican Republic - 3.7%
Dominican Republic:
4.5% 1/30/30 (b)		29,255,000	25,411,624
4.875% 9/23/32 (b)		10,930,000	9,268,640
5.3% 1/21/41 (b)		6,000,000	4,669,875
5.875% 1/30/60 (b)		18,130,000	13,759,537
5.95% 1/25/27 (b)		24,724,000	24,288,240
6% 7/19/28 (b)		18,101,000	17,623,586
6.4% 6/5/49 (b)		6,013,000	5,003,192
6.5% 2/15/48 (b)		17,655,000	14,921,785
6.85% 1/27/45 (b)		16,129,000	14,342,713
7.05% 2/3/31 (b)		4,425,000	4,449,891
7.45% 4/30/44 (b)		20,824,000	19,975,422
TOTAL DOMINICAN REPUBLIC			153,714,505
Ecuador - 1.0%
Ecuador Republic:
1.5% 7/31/40 (b)(f)		10,200,000	3,049,163
2.5% 7/31/35 (b)(f)		48,400,000	16,011,325
5.5% 7/31/30 (b)(f)		52,330,000	24,212,437
TOTAL ECUADOR			43,272,925
Egypt - 2.3%
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		4,740,000	2,944,133
7.5% 1/31/27 (b)		24,854,000	19,049,038
7.5% 2/16/61 (b)		15,275,000	8,203,630
7.6003% 3/1/29 (b)		34,319,000	23,847,415
7.903% 2/21/48 (b)		12,840,000	7,072,433
8.5% 1/31/47 (b)		34,441,000	19,949,949
8.7002% 3/1/49 (b)		22,940,000	13,331,008
TOTAL EGYPT			94,397,606
El Salvador - 0.3%
El Salvador Republic:
6.375% 1/18/27 (b)		2,515,000	1,376,963
7.1246% 1/20/50 (b)		8,578,000	3,860,100
7.625% 2/1/41 (b)		11,695,000	5,379,700
TOTAL EL SALVADOR			10,616,763
Gabon - 0.4%
Gabonese Republic:
6.95% 6/16/25 (b)		9,000,000	8,347,500
7% 11/24/31 (b)		13,095,000	10,017,675
TOTAL GABON			18,365,175
Georgia - 0.3%
Georgia Republic 2.75% 4/22/26 (b)		15,425,000	13,692,580
Ghana - 0.6%
Ghana Republic:
7.75% 4/7/29 (b)(d)		12,265,000	4,203,062
8.125% 1/18/26 (b)(d)		6,566,924	2,508,975
8.125% 3/26/32 (b)(d)		17,605,000	6,044,017
8.627% 6/16/49 (b)(d)		12,885,000	4,181,988
10.75% 10/14/30 (b)		11,025,000	7,547,302
TOTAL GHANA			24,485,344
Guatemala - 0.6%
Guatemalan Republic:
3.7% 10/7/33 (b)		2,500,000	2,073,906
4.9% 6/1/30 (b)		2,500,000	2,377,031
5.25% 8/10/29 (b)		9,000,000	8,745,750
5.375% 4/24/32 (b)		5,270,000	5,098,066
6.125% 6/1/50 (b)		5,650,000	5,329,716
TOTAL GUATEMALA			23,624,469
Hungary - 0.8%
Hungarian Republic:
2.125% 9/22/31 (b)		11,240,000	8,621,783
3.125% 9/21/51 (b)		7,415,000	4,531,492
5.25% 6/16/29 (b)		6,100,000	5,970,375
5.5% 6/16/34 (b)		6,365,000	6,142,225
6.25% 9/22/32 (b)		4,105,000	4,181,969
6.75% 9/25/52 (b)		4,190,000	4,326,175
TOTAL HUNGARY			33,774,019
Indonesia - 3.1%
Indonesian Republic:
3.85% 10/15/30		14,805,000	14,090,659
4.1% 4/24/28		17,280,000	16,937,640
5.125% 1/15/45 (b)		20,042,000	19,668,417
5.95% 1/8/46 (b)		6,230,000	6,671,162
6.625% 2/17/37 (b)		15,086,000	17,312,844
6.75% 1/15/44 (b)		6,465,000	7,524,355
7.75% 1/17/38 (b)		17,722,000	22,222,280
8.5% 10/12/35 (b)		19,301,000	25,040,635
TOTAL INDONESIA			129,467,992
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		6,007,500	5,595,611
Ivory Coast - 0.8%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	10,110,000	8,935,900
6.125% 6/15/33 (b)		8,860,000	7,663,900
6.375% 3/3/28 (b)		18,040,000	17,264,280
TOTAL IVORY COAST			33,864,080
Jamaica - 0.2%
Jamaican Government 7.875% 7/28/45		7,490,000	8,701,508
Jordan - 0.6%
Jordanian Kingdom:
5.85% 7/7/30 (b)		8,860,000	7,845,530
6.125% 1/29/26 (b)		4,385,000	4,278,938
7.375% 10/10/47 (b)		7,320,000	6,168,473
7.75% 1/15/28 (b)		6,645,000	6,731,385
TOTAL JORDAN			25,024,326
Kenya - 0.9%
Republic of Kenya:
6.3% 1/23/34 (b)		13,130,000	9,322,300
6.875% 6/24/24 (b)		15,445,000	14,286,625
7% 5/22/27 (b)		18,115,000	15,307,175
TOTAL KENYA			38,916,100
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (d)		8,540,000	531,615
6% 12/31/49 (d)		5,256,000	322,916
6.1% 12/31/49 (d)		22,896,000	1,425,276
6.2% 2/26/25 (Reg. S) (d)		5,669,000	361,399
6.375% 12/31/49 (d)		35,061,000	2,182,547
6.65% 11/3/28(Reg. S) (d)		3,000,000	191,250
6.75% 11/29/27 (Reg. S) (d)		3,000,000	191,250
TOTAL LEBANON			5,206,253
Mexico - 2.4%
United Mexican States:
3.25% 4/16/30		19,910,000	17,804,518
3.75% 1/11/28		18,765,000	18,070,695
4.5% 4/22/29		10,460,000	10,235,110
4.75% 4/27/32		5,375,000	5,155,969
5.75% 10/12/2110		10,595,000	9,464,646
6.05% 1/11/40		30,348,000	30,818,394
6.35% 2/9/35		9,065,000	9,645,160
TOTAL MEXICO			101,194,492
Mongolia - 0.2%
Mongolia Government:
3.5% 7/7/27 (b)		6,000,000	4,785,660
5.125% 4/7/26 (b)		4,015,000	3,533,642
TOTAL MONGOLIA			8,319,302
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		9,915,000	10,212,450
Nigeria - 2.1%
Republic of Nigeria:
6.125% 9/28/28 (b)		13,115,000	10,196,913
6.5% 11/28/27 (b)		20,043,000	16,284,938
7.143% 2/23/30 (b)		6,415,000	4,875,400
7.625% 11/21/25 (b)		30,927,000	27,988,935
7.625% 11/28/47 (b)		18,415,000	11,785,600
7.696% 2/23/38 (b)		3,500,000	2,329,250
7.875% 2/16/32 (b)		9,000,000	6,750,000
8.375% 3/24/29 (b)		7,870,000	6,473,075
TOTAL NIGERIA			86,684,111
Oman - 2.9%
Sultanate of Oman:
4.75% 6/15/26 (b)		4,238,000	4,124,898
5.375% 3/8/27 (b)		18,189,000	17,936,628
5.625% 1/17/28 (b)		21,625,000	21,554,719
6% 8/1/29 (b)		11,510,000	11,555,321
6.25% 1/25/31 (b)		6,340,000	6,446,195
6.5% 3/8/47 (b)		27,725,000	25,576,313
6.75% 10/28/27 (b)		6,520,000	6,813,400
6.75% 1/17/48 (b)		30,140,000	28,519,975
TOTAL OMAN			122,527,449
Pakistan - 0.4%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		24,660,000	8,880,313
6.875% 12/5/27 (b)		22,905,000	8,019,270
7.875% 3/31/36 (b)		1,293,000	434,610
TOTAL PAKISTAN			17,334,193
Panama - 2.2%
Panamanian Republic:
2.252% 9/29/32		22,155,000	16,959,653
3.16% 1/23/30		14,515,000	12,716,954
3.298% 1/19/33		21,210,000	17,687,814
3.87% 7/23/60		17,120,000	11,179,360
4.3% 4/29/53		7,000,000	5,126,625
4.5% 5/15/47		8,025,000	6,276,052
4.5% 4/16/50		10,760,000	8,169,530
6.4% 2/14/35		9,790,000	10,186,495
6.853% 3/28/54		3,685,000	3,779,428
TOTAL PANAMA			92,081,911
Paraguay - 0.9%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	4,717,854
4.95% 4/28/31 (b)		21,130,000	20,361,396
5.4% 3/30/50 (b)		10,075,000	8,634,905
5.6% 3/13/48 (b)		2,315,000	2,045,592
TOTAL PARAGUAY			35,759,747
Peru - 1.1%
Peruvian Republic:
2.783% 1/23/31		12,415,000	10,589,995
3% 1/15/34		21,165,000	17,213,759
3.3% 3/11/41		24,840,000	18,572,558
TOTAL PERU			46,376,312
Philippines - 0.8%
Philippine Republic:
2.65% 12/10/45		7,890,000	5,405,518
2.95% 5/5/45		3,200,000	2,308,352
5% 7/17/33		4,140,000	4,218,080
5.5% 1/17/48		3,675,000	3,753,498
5.609% 4/13/33		6,190,000	6,593,031
5.95% 10/13/47		9,890,000	10,645,200
TOTAL PHILIPPINES			32,923,679
Poland - 0.2%
Polish Government 5.5% 4/4/53		6,960,000	7,020,900
Qatar - 3.9%
State of Qatar:
3.75% 4/16/30 (b)		47,140,000	46,014,533
4% 3/14/29 (b)		24,755,000	24,550,771
4.4% 4/16/50 (b)		28,995,000	26,747,888
4.5% 4/23/28 (b)		10,970,000	11,116,038
4.817% 3/14/49 (b)		38,811,000	37,986,266
5.103% 4/23/48 (b)		11,510,000	11,682,650
9.75% 6/15/30 (b)		3,827,000	5,107,371
TOTAL QATAR			163,205,517
Romania - 1.6%
Romanian Republic:
3% 2/27/27 (b)		10,504,000	9,519,250
3% 2/14/31 (b)		34,824,000	28,599,210
3.375% 1/28/50 (Reg. S)	EUR	14,940,000	9,721,458
3.625% 3/27/32 (b)		10,504,000	8,836,490
4% 2/14/51 (b)		3,535,000	2,454,174
7.125% 1/17/33 (b)		4,210,000	4,461,084
7.625% 1/17/53 (b)		4,154,000	4,453,867
TOTAL ROMANIA			68,045,533
Russia - 0.0%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (d)(g)		12,600,000	630,000
5.1% 3/28/35(Reg. S) (d)(g)		12,200,000	610,000
TOTAL RUSSIA			1,240,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		12,780,000	9,076,196
Saudi Arabia - 1.6%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	14,919,841
3.45% 2/2/61 (b)		9,925,000	7,011,392
3.625% 3/4/28 (b)		9,976,000	9,589,430
3.75% 1/21/55 (b)		19,480,000	14,960,640
4.5% 10/26/46 (b)		14,169,000	12,435,954
4.5% 4/22/60 (b)		10,670,000	9,331,582
TOTAL SAUDI ARABIA			68,248,839
Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		9,965,000	7,922,175
6.75% 3/13/48 (b)		5,110,000	3,500,350
TOTAL SENEGAL			11,422,525
Serbia - 0.5%
Republic of Serbia:
2.125% 12/1/30 (b)		18,590,000	14,067,983
6.25% 5/26/28 (b)		3,140,000	3,167,475
6.5% 9/26/33 (b)		4,750,000	4,714,375
TOTAL SERBIA			21,949,833
South Africa - 1.0%
South African Republic:
4.85% 9/30/29		8,535,000	7,638,825
5% 10/12/46		3,190,000	2,201,100
5.65% 9/27/47		22,135,000	16,269,225
5.75% 9/30/49		22,085,000	16,177,263
TOTAL SOUTH AFRICA			42,286,413
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(d)		14,360,000	5,033,180
6.825% 7/18/26 (b)(d)		13,445,000	4,875,030
6.85% 11/3/25 (b)(d)		14,285,000	5,172,063
7.55% 3/28/30 (b)(d)		12,490,000	4,369,939
7.85% 3/14/29 (b)(d)		26,015,000	9,075,593
TOTAL SRI LANKA			28,525,805
Turkey - 3.3%
Turkish Republic:
4.25% 3/13/25		12,305,000	11,520,556
4.75% 1/26/26		8,400,000	7,717,500
4.875% 4/16/43		23,555,000	15,575,744
5.125% 2/17/28		11,310,000	9,896,250
5.75% 5/11/47		24,355,000	17,200,719
6% 3/25/27		7,000,000	6,457,500
6% 1/14/41		22,183,000	16,637,250
6.125% 10/24/28		8,780,000	7,891,025
6.375% 10/14/25		17,175,000	16,530,938
6.625% 2/17/45		5,190,000	4,119,563
9.375% 3/14/29		14,870,000	15,148,813
9.375% 1/19/33		6,925,000	7,046,188
TOTAL TURKEY			135,742,046
Ukraine - 0.8%
Ukraine Government:
0% 8/1/41 (b)(e)		8,905,000	2,336,449
6.876% 5/21/31 (b)		7,670,000	1,315,405
7.253% 3/15/35 (b)		15,850,000	2,707,378
7.375% 9/25/34 (b)		11,640,000	1,990,440
7.75% 9/1/24 (b)		29,964,000	6,541,516
7.75% 9/1/25 (b)		43,671,000	8,687,800
7.75% 9/1/26 (b)		35,377,000	6,385,549
7.75% 9/1/27 (b)		7,275,000	1,297,223
7.75% 9/1/28 (b)		7,360,000	1,339,980
7.75% 9/1/29 (b)		10,846,000	1,967,871
9.75% 11/1/30 (b)		3,105,000	575,978
TOTAL UKRAINE			35,145,589
United Arab Emirates - 2.0%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		7,910,000	6,674,063
3.125% 9/30/49 (b)		42,178,000	31,580,778
3.875% 4/16/50 (b)		34,465,000	29,381,413
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		15,155,000	10,904,970
United Arab Emirates 4.05% 7/7/32 (b)		5,420,000	5,404,079
TOTAL UNITED ARAB EMIRATES			83,945,303
United States of America - 2.9%
U.S. Treasury Bonds 2.875% 5/15/52		130,074,000	111,274,210
U.S. Treasury Notes 4% 2/28/30		9,933,000	10,195,293
TOTAL UNITED STATES OF AMERICA			121,469,503
Uruguay - 0.6%
Uruguay Republic 5.1% 6/18/50		24,210,000	24,282,630
Uzbekistan - 0.7%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		7,400,000	5,870,513
3.9% 10/19/31 (b)		18,255,000	14,476,215
4.75% 2/20/24 (b)		6,095,000	5,955,196
5.375% 2/20/29 (b)		4,250,000	3,866,969
TOTAL UZBEKISTAN			30,168,893
Venezuela - 1.3%
Venezuelan Republic:
6% 12/31/49 (d)		17,250,000	1,164,375
7% 3/31/38 (d)		18,925,000	1,922,115
7.65% 4/21/25 (d)		34,825,000	3,569,563
7.75% 12/31/49 (Reg. S) (d)		29,380,000	1,983,150
8.25% 10/13/24 (d)		30,860,000	3,163,150
9% 5/7/23 (Reg. S) (d)		43,195,000	4,427,488
9.25% 9/15/27 (d)		62,675,000	6,424,188
9.25% 5/7/28 (Reg. S) (d)		70,265,000	7,200,589
9.375% 1/13/34 (d)		46,005,000	4,714,482
11.75% 10/21/26 (Reg. S) (d)		65,000,000	6,662,500
11.95% 8/5/31 (Reg. S) (d)		87,250,000	8,943,125
12.75% 12/31/49 (d)		42,425,000	4,348,563
TOTAL VENEZUELA			54,523,288
Zambia - 0.1%
Republic of Zambia:
8.5% 4/14/24 (b)(d)		2,190,000	980,436
8.97% 7/30/27 (b)(d)		10,325,000	4,568,813
TOTAL ZAMBIA			5,549,249
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,389,403,051)			2,643,788,337

Common Stocks - 0.0%
	Shares	Value ($)
United Kingdom - 0.0%
Nostrum Oil & Gas LP (h) (Cost $1,598,780)	5,299,456	567,120

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
Cayman Islands - 1.0%
Banco Mercantil del Norte SA:
6.75% (b)(c)(e)	13,000,000	12,324,000
7.625% (b)(c)(e)	4,590,000	4,062,150
Cosan Overseas Ltd. 8.25% (c)	10,055,000	10,004,725
DP World Salaam 6% (Reg. S) (c)(e)	13,905,000	13,826,784
TOTAL CAYMAN ISLANDS		40,217,659
Ireland - 0.1%
Tinkoff Credit Systems 6% (b)(c)(d)(e)(g)	6,660,000	2,664,000
Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(e)	16,320,000	14,544,384
TOTAL PREFERRED SECURITIES (Cost $65,302,213)		57,426,043

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (i) (Cost $74,241,746)	74,255,282	74,270,133

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $5,337,840,091)	4,107,298,898
NET OTHER ASSETS (LIABILITIES) - 1.6%	64,998,754
NET ASSETS - 100.0%	4,172,297,652

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,678,081,095 or 64.2% of net assets.

(c)	Security is perpetual in nature with no stated maturity date.
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Non-income producing
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	81,144,900	652,661,519	659,536,286	924,639	-	-	74,270,133	0.2%
Total	81,144,900	652,661,519	659,536,286	924,639	-	-	74,270,133

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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